Note 7 - Term Loans and Convertible Promissory Notes - Convertible Promissory Notes (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Convertible Note Payable, One [Member]
Maturity date	Mar. 29, 2019	Mar. 29, 2019	Mar. 29, 2019
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Convertible Note Payable Two [Member]
Maturity date	Sep. 27, 2019	Sep. 27, 2019	Sep. 27, 2019
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Convertible Note Payable, Three [Member]
Maturity date	Dec. 21, 2019	Dec. 21, 2019	Dec. 21, 2019
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Convertible Note Payable, Four [Member]
Maturity date	Mar. 29, 2020
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Convertible Note Payable Five [Member]
Maturity date	Apr. 26, 2020
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Convertible Note Payable Six [Member]
Maturity date	May 29, 2020
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Convertible Note Payable Seven [Member]
Maturity date	Jul. 01, 2020
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Convertible Note Payable Eight [Member]
Maturity date	Jul. 29, 2020
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Convertible Note Payable Nine [Member]
Maturity date	Aug. 30, 2020
Debt Instrument, Interest Rate, Stated Percentage	8.00%